Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Plant and equipment, net	$ 92	$ 161
Right-of-use assets	927	425
Intangible assets, net	1,737	14,757
Rental deposits	75	119
Total non-current assets	2,831	15,462
Current assets
Deposits, prepayments and deferred expenses	501	2,108
Financial assets at FVTPL	0	5,761
Cash and cash equivalents	9,766	32,056
Total current assets	10,267	39,925
Total assets	13,098	55,387
Current liabilities
Other payables and accruals	7,166	9,162
Short term bank loans	0	4,236
Lease liabilities, current portion	233	158
Total current liabilities	7,399	13,556
Net current assets	2,868	26,369
Total assets less current liabilities	5,699	41,831
Non-current liabilities
Lease liabilities, noncurrent portion	733	267
Warrant liabilities at FVTPL	102	330
Total non-current liabilities	835	597
Net assets	4,864	41,234
Equity
Share capital	11	9
Share premium	666,528	661,474
Reserves	39,148	26,716
Accumulated losses	(700,823)	(646,965)
Total equity	$ 4,864	$ 41,234